Loans (Details) - AUD ($) $ in Millions	6 Months Ended
	Mar. 31, 2022	Sep. 30, 2021	Mar. 31, 2021
Loan portfolio, disaggregated by location of booking office and product type
Loans	$ 719,556	$ 709,784	$ 688,218
Loans, percentage movement from prior period	1.00%
Loans, percentage movement from same period of prior year	5.00%
Securitised loans	$ 4,808	4,829	6,144
Assets pledged for covered bond programs	35,052	26,921	33,841
Gross amount
Loan portfolio, disaggregated by location of booking office and product type
Loans	$ 723,751	714,373	693,131
Loans, percentage movement from prior period	1.00%
Loans, percentage movement from same period of prior year	4.00%
Provision | Provision for ECL on loans
Loan portfolio, disaggregated by location of booking office and product type
Loans	$ (4,195)	(4,589)	(4,913)
Loans, percentage movement from prior period	(9.00%)
Loans, percentage movement from same period of prior year	(15.00%)
Australia | Gross amount
Loan portfolio, disaggregated by location of booking office and product type
Loans	$ 629,169	618,794	602,980
Loans, percentage movement from prior period	2.00%
Loans, percentage movement from same period of prior year	4.00%
Australia | Housing | Gross amount
Loan portfolio, disaggregated by location of booking office and product type
Loans	$ 458,278	455,604	443,557
Loans, percentage movement from prior period	1.00%
Loans, percentage movement from same period of prior year	3.00%
Australia | Personal | Gross amount
Loan portfolio, disaggregated by location of booking office and product type
Loans	$ 14,128	14,737	16,458
Loans, percentage movement from prior period	(4.00%)
Loans, percentage movement from same period of prior year	(14.00%)
Australia | Business | Gross amount
Loan portfolio, disaggregated by location of booking office and product type
Loans	$ 156,763	148,453	142,965
Loans, percentage movement from prior period	6.00%
Loans, percentage movement from same period of prior year	10.00%
New Zealand | Gross amount
Loan portfolio, disaggregated by location of booking office and product type
Loans	$ 88,190	89,247	83,942
Loans, percentage movement from prior period	(1.00%)
Loans, percentage movement from same period of prior year	5.00%
New Zealand | Housing | Gross amount
Loan portfolio, disaggregated by location of booking office and product type
Loans	$ 57,780	58,081	53,530
Loans, percentage movement from prior period	(1.00%)
Loans, percentage movement from same period of prior year	8.00%
New Zealand | Personal | Gross amount
Loan portfolio, disaggregated by location of booking office and product type
Loans	$ 1,116	1,175	1,293
Loans, percentage movement from prior period	(5.00%)
Loans, percentage movement from same period of prior year	(14.00%)
New Zealand | Business | Gross amount
Loan portfolio, disaggregated by location of booking office and product type
Loans	$ 29,294	29,991	29,119
Loans, percentage movement from prior period	(2.00%)
Loans, percentage movement from same period of prior year	1.00%
Other overseas | Gross amount
Loan portfolio, disaggregated by location of booking office and product type
Loans	$ 6,392	$ 6,332	$ 6,209
Loans, percentage movement from prior period	1.00%
Loans, percentage movement from same period of prior year	3.00%